Destra Investment Trust
Destra Dividend Total Return Fund
Destra Flaherty & Crumrine Preferred and Income Fund
Destra Focused Equity Fund
 Destra Wolverine Alternative Opportunities Fund
(each, a "Fund" and collectively, the "Funds")

Supplement Dated February 17, 2017

To Each Fund's Statement of Additional Information
Dated February 1, 2017

Notwithstanding anything to the contrary in each Fund's Statement of Additional Information:
1. The "Officers" portion of the table in the section entitled "Management" of the Statement of Additional Information for each Fund is deleted in its entirety and replaced with the following:
Name, Business Address and Birth Year	Position(s) Held with Fund	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years

Officers of the Trust:

Robert Watson One North Wacker 48th Floor Chicago, IL 60606 Birth year: 1965	President and Chief Executive Officer	Term—Indefinite Length of Service—Since 2016	Investment Product Strategist, Destra Capital Investments LLC; Global Product & Strategic Relationship Director, Aviva Investors
Derek Mullins One North Wacker 48th Floor Chicago, IL 60606 Birth year: 1973	Chief Financial Officer and Treasurer	Term—Indefinite Length of Service—Since 2016	Director of Operations, Arrowpoint Asset Management, LLC; Chief Financial Officer (Principal Financial Officer) and Treasurer, Meridian Fund, Inc.
Jane Hong Shissler One North Wacker 48th Floor Chicago, IL 60606 Birth year: 1972	Chief Compliance Officer and Secretary	Term—Indefinite Length of Service—Since 2016	General Counsel, Destra Capital Management LLC, Destra Capital Investments LLC and Destra Capital Management LLC; Partner (2012-2015) and Associate (2005-2012), Chapman and Cutler LLP

2. The last sentence of the second paragraph of the section entitled "Management – Board Leadership Structure and Risk Oversight" is deleted in its entirety and replaced with the following:
Robert Watson serves as the President and Chief Executive Officer of the Destra Funds.
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Please Keep this Supplement with Your Fund's Statement of Additional Information for Future Reference